Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Amortized cost	$ 95,630	$ 78,180
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	91,233	77,229
Non-investment grade	680	423
Impaired	150	150
Carrying amount of securities measured at FVOCI subject to impairment	92,063	77,802
Items not subject to impairment	828	533
Carrying amount of securities measured at FVOCI	92,891	78,335
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	76,035	66,033
Non-investment grade	1,114	1,139
Amount before allowance for credit losses	77,149	67,172
Allowance for credit losses	22	23
Amortized cost	77,127	67,149
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	91,177	77,147
Non-investment grade	680	423
Carrying amount of securities measured at FVOCI subject to impairment	91,857	77,570
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	76,035	66,033
Non-investment grade	898	928
Amount before allowance for credit losses	76,933	66,961
Allowance for credit losses	8	5
Amortized cost	76,925	66,956
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	56	82
Carrying amount of securities measured at FVOCI subject to impairment	56	82
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	216	211
Amount before allowance for credit losses	216	211
Allowance for credit losses	14	18
Amortized cost	202	193
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	150	150
Carrying amount of securities measured at FVOCI subject to impairment	$ 150	$ 150